Summary of Exercise Price (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Remaining Contractual Life		5 years 7 months 6 days
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 2.96	$ 2.96
Range of Exercise Prices Maximum	$ 5.35	$ 5.35
Options Outstanding Shares	1,476	1,476
Weighted Average Remaining Contractual Life	3 years 4 months 24 days	3 years 7 months 6 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 4.04	$ 4.04
Options Exercisable Shares	1,476	1,476
Weighted Average Exercise Price Per Share, Options Exercisable	$ 4.04	$ 4.04
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 5.36	$ 5.36
Range of Exercise Prices Maximum	$ 5.67	$ 5.68
Options Outstanding Shares	1,344	1,421
Weighted Average Remaining Contractual Life	7 years 10 months 24 days	8 years 1 month 6 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 5.57	$ 5.57
Options Exercisable Shares	807	685
Weighted Average Exercise Price Per Share, Options Exercisable	$ 5.57	$ 5.57
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 5.68	$ 5.69
Range of Exercise Prices Maximum	$ 8.54	$ 8.54
Options Outstanding Shares	5,326	5,459
Weighted Average Remaining Contractual Life	6 years 9 months 18 days	7 years
Weighted Average Exercise Price Per Share, Options Outstanding	$ 5.74	$ 5.73
Options Exercisable Shares	3,014	1,990
Weighted Average Exercise Price Per Share, Options Exercisable	$ 5.74	$ 5.73
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 8.55	$ 8.55
Range of Exercise Prices Maximum	$ 8.90	$ 8.90
Options Outstanding Shares	2,372	2,472
Weighted Average Remaining Contractual Life	6 years 3 months 18 days	7 years 7 months 6 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 8.67	$ 8.68
Options Exercisable Shares	2,372	1,772
Weighted Average Exercise Price Per Share, Options Exercisable	$ 8.67	$ 8.59
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 8.91	$ 2.96
Range of Exercise Prices Maximum	$ 23.00	$ 8.90
Options Outstanding Shares	750	10,828
Weighted Average Remaining Contractual Life	9 years 10 months 24 days	6 years 9 months 18 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 23.00	$ 6.15
Options Exercisable Shares		5,923
Weighted Average Exercise Price Per Share, Options Exercisable		$ 6.15
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 2.96
Range of Exercise Prices Maximum	$ 23.00
Options Outstanding Shares	11,268
Weighted Average Remaining Contractual Life	6 years 7 months 6 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 7.26
Options Exercisable Shares	7,669
Weighted Average Exercise Price Per Share, Options Exercisable	$ 6.30